SHARE CAPITAL	6 Months Ended
Jun. 30, 2023
Disclosure of share capital, reserves and other equity interest [Abstract]
SHARE CAPITAL
NOTE 22 - SHARE CAPITAL
Share capital amounted to €2,936,397.68 at June 30, 2023, divided into 146,819,884 ordinary shares, each with a nominal value of two cents and fully paid-up. All shares are of the same class and have the right to one vote.

		(in millions of Euros)
	Number of shares	Share capital	Share premium
At January 1, 2023	144,301,592	3	420
New shares issued (A)	2,518,292	—	—
At June 30, 2023	146,819,884	3	420
(A)